SEGMENT INFORMATION (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Revenues			$ 65,235	$ 308,000		$ 98,570	$ 308,000	$ 366,000
Gain (Loss) on Extinguishment of Debt			(690,346)	206,081		(655,721)	(6,246,089)	(6,246,089)	33,413
Segment's net loss before income taxes			(91,627,413)	(310,970,169)		(330,874,340)	(807,316,026)	(1,017,647,310)	(740,323,152)
Total segment assets			192,329,766			192,329,766		421,705,730	302,594,479
Interest expenses			(8,277,802)	(608,332)		(8,795,525)	(5,414,185)	(4,993,140)	(26,949,081)
Depreciation and amortization expense						(17,768,083)	(10,991,239)	(16,388,299)	(3,282,285)
Impairment of goodwill		$ (63,988,000)			$ (28,846,832)	(28,846,832)		(63,988,000)
Impairment of intangible assets						(73,447,067)		(5,873,000)
Income tax benefit/(expense)								(10,988,482)	(278,952)
Other significant noncash items:
Stock-based compensation						29,174,038	71,015,371	85,441,869	43,715,242
Revaluation of derivative liabilities						888,075	89,462,559	116,256,212	122,803,715
Non-cash interest and other operating activities							(1,656,288)	(199,998)	(13,883,637)
Non-cash financing loss on over-exercise of warrants							8,934,892	(8,934,892)
Amortization of debt discount			(690,346)	206,081		(655,721)	(6,246,089)	(6,246,089)	33,413
Net loss			(91,628,613)	(311,426,360)		(326,984,240)	(806,795,641)	(1,006,658,828)	(740,324,752)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues			65,235	308,000		98,570	308,000	366,000
Gain (Loss) on Extinguishment of Debt								(6,246,089)	(19,595,915)
Segment's net loss before impairment and income taxes			(91,597,353)	(310,970,169)		(225,382,773)	(807,316,026)
Segment's net loss before income taxes			(91,627,413)			(330,874,340)
Total segment assets			192,329,766	559,975,518		192,329,766	559,975,518	421,705,730	302,594,478
Interest gains								2,269,743
Interest expenses								(4,993,140)	(26,949,081)
Depreciation and amortization expense								(16,388,299)	(3,282,285)
Impairment of goodwill								(63,988,000)
Impairment of property, plant, and equipment								(14,770,000)
Impairment of intangible assets								(5,873,000)
Income tax benefit/(expense)								10,988,482
Other significant noncash items:
Stock-based compensation								(85,441,869)	(43,715,242)
Revaluation of derivative liabilities								(116,256,212)	(122,803,715)
Initial recognition of derivative liabilities								(513,052,038)	(484,421,258)
Non-cash interest and other operating activities									(13,883,637)
Non-cash financing loss on over-exercise of warrants								(8,934,892)
Amortization of debt discount								(6,246,089)	(19,595,915)
Net loss								(1,006,658,828)	(740,324,752)
Expenditures for segment long-lived assets (property, plant, and equipment, and intangible assets)								(107,923,309)	(47,154,109)
Operating Segments [Member] | Dealer [Member]
Segment Reporting Information [Line Items]
Revenues								308,000
Operating Segments [Member] | Bollinger Motors Inc [Member]
Segment Reporting Information [Line Items]
Revenues
Gain (Loss) on Extinguishment of Debt
Segment's net loss before impairment and income taxes			(10,669,490)	(3,581,662)		(29,877,457)	(17,390,822)
Segment's net loss before income taxes			(10,669,490)			(118,383,314)
Total segment assets			51,366,330	246,933,087		51,366,330	246,933,087	169,410,298	230,498,634
Interest gains								1,585,376
Interest expenses								(88,580)
Depreciation and amortization expense								(3,808,877)	(605,216)
Impairment of goodwill								(63,988,000)
Impairment of property, plant, and equipment
Impairment of intangible assets
Income tax benefit/(expense)								10,990,882
Other significant noncash items:
Stock-based compensation
Revaluation of derivative liabilities
Initial recognition of derivative liabilities
Non-cash interest and other operating activities
Non-cash financing loss on over-exercise of warrants
Amortization of debt discount
Net loss								(83,285,117)	(1,979,865)
Expenditures for segment long-lived assets (property, plant, and equipment, and intangible assets)								(4,677,421)
Operating Segments [Member] | Mullen Or Electric Last Mile Solutions Inc [Member]
Segment Reporting Information [Line Items]
Revenues			65,235	308,000		98,570	308,000	366,000		[1]
Gain (Loss) on Extinguishment of Debt								(6,246,089)	(19,595,915)	[1]
Segment's net loss before impairment and income taxes			(80,927,863)	(307,388,507)		(195,505,316)	(789,925,204)
Segment's net loss before income taxes			(80,957,923)			(212,491,026)
Total segment assets			$ 140,963,436	$ 313,042,431		$ 140,963,436	$ 313,042,431	252,295,433	72,095,844
Interest gains								684,367		[1]
Interest expenses								(4,904,560)	(26,949,081)	[1]
Depreciation and amortization expense								(12,579,422)	(2,677,069)	[1]
Impairment of goodwill
Impairment of property, plant, and equipment								(14,770,000)
Impairment of intangible assets								(5,873,000)
Income tax benefit/(expense)								(2,400)
Other significant noncash items:
Stock-based compensation								(85,441,869)	(43,715,242)	[1]
Revaluation of derivative liabilities								(116,256,212)	(122,803,715)	[1]
Initial recognition of derivative liabilities								(513,052,038)	(484,421,258)	[1]
Non-cash interest and other operating activities	[1]								(13,883,637)
Non-cash financing loss on over-exercise of warrants								(8,934,892)
Amortization of debt discount								(6,246,089)	(19,595,915)	[1]
Net loss								(923,373,711)	(738,344,887)	[1]
Expenditures for segment long-lived assets (property, plant, and equipment, and intangible assets)								$ (103,245,888)	$ (47,154,109)	[1]

[1]	Bollinger Motors, Inc was acquired on September 7, 2022